Trade payables and other current liabilities - Disclosure of Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Tax liabilities	€ 451	€ 358
Payroll tax and other payroll liabilities	6,928	6,237
Other payables	247	260
Other current liabilities	€ 7,627	€ 6,855